Income Taxes (Details) $ / shares in Units, $ in Millions, ¥ in Billions	12 Months Ended
	Dec. 31, 2021 USD ($) jurisdiction $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2019 HKD ($)	Dec. 31, 2018 HKD ($)	Dec. 31, 2021 CNY (¥)
Income taxes
Number of taxable jurisdictions | jurisdiction	2
Components of income before income taxes
Income before income tax expenses	$ 550,718,000	$ 375,913,000	$ 602,397,000
Less: Income (loss) from non-China operations	(232,830,000)	(57,031,000)	(106,256,000)
Income from China operations	$ 783,548,000	$ 432,944,000	$ 708,653,000
Effective tax rate for the Group	25.20%	16.30%	18.20%	18.20%
Income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Percentage research and development expenses	150.00%	175.00%
Composition of income tax expenses for China operations
Deferred tax provisions (benefits)	$ (12,478,000)	$ (15,727,000)	$ 16,839,000
Current income tax expenses	151,319,000	77,043,000	92,725,000
Income tax expenses	$ 138,841,000	$ 61,316,000	$ 109,564,000
Reconciliation of the statutory tax rate to the effective tax rate
Statutory EIT rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Effect on tax holiday and preferential tax treatment (as a percent)	(13.10%)	(24.10%)	(16.10%)	(16.10%)
Research and development super-deduction (as a percent)	(7.50%)	(3.50%)	(1.40%)	(1.40%)
Non-deductible expenses and non-taxable income and others (as a percent)	9.20%	(0.60%)	0.40%	0.40%
Change in valuation allowance (as a percent)	0.70%	14.90%	2.40%	2.40%
Tax rate difference from statutory rate in other jurisdictions (as percent)	10.90%	4.60%	7.90%	7.90%
Deferred tax assets:
Net operating loss carry forwards	$ 7,875,000	$ 8,872,000
Valuation allowance	(7,875,000)	(8,872,000)
Depreciation, investment-related impairment, accounts receivable, accrued and other liabilities	126,753,000	107,892,000
Valuation allowance	(86,216,000)	(80,872,000)
Net deferred tax assets (included in other non-current assets)	40,537,000	27,020,000
Deferred tax liabilities:
Acquired intangible assets	36,471,000	30,999,000
Depreciation	1,662,000	1,435,000
Investment gain	28,454,000	25,496,000
Others	316,000	369,000
Total deferred tax liabilities	66,903,000	58,299,000
Valuation allowance on deferred tax assets	94,100,000	89,700,000
Interest and penalties related to uncertain tax positions	0	0
Liability related to uncertain tax positions expected to be recognized	27,900,000
Non-China
Components of income before income taxes
Deferred tax charges from fair value change of investments			$ 21,500,000
Composition of income tax expenses for China operations
Income tax expenses	$ 1,355,000	$ 2,852,000	$ 21,473,000
Cayman Islands
Components of income before income taxes
Withholding income tax on dividends distributed by subsidiaries to its immediate holding entity outside China (as a percent)	0.00%
Hong Kong
Components of income before income taxes
Withholding profits earned				$ 2	$ 2
Income tax rate (as a percent)	16.50%	16.50%	16.50%	16.50%	16.50%
Withholding income tax rate for dividend paid to foreign tax resident investors (as a percentage)			8.25%	8.25%	8.25%
Net operating loss carry forwards	$ 800,000	$ 10,400,000	$ 8,900,000
Reconciliation of the statutory tax rate to the effective tax rate
Statutory EIT rate (as a percent)	16.50%	16.50%	16.50%	16.50%	16.50%
China
Components of income before income taxes
Effective tax rate for the Group	17.50%	13.50%	12.40%	12.40%
Withholding income tax on dividends distributed by subsidiaries to its immediate holding entity outside China (as a percent)	10.00%
Income tax rate (as a percent)	25.00%
Maximum percentage of withholding income tax on dividends distributed by subsidiaries to its immediate holding entity in Hong Kong	5.00%
Percentage of ownership interests held by foreign investors	25.00%					25.00%
Percentage of withholding income tax on dividends distributed by PRC subsidiaries to its immediate holding company in Hong Kong	5.00%
Total undistributed PRC earnings | ¥						¥ 19.3
Composition of income tax expenses for China operations
Income tax expenses	$ 137,486,000	$ 58,464,000	$ 88,091,000
Reconciliation of the statutory tax rate to the effective tax rate
Statutory EIT rate (as a percent)	25.00%
China | High and New Technology Enterprises
Components of income before income taxes
Preferential statutory rate (as a percent)	15.00%	15.00%
Weibo Technology
Reconciliation of the statutory tax rate to the effective tax rate
Effect of preferential tax treatment			83,200,000
Preferential tax treatment recognized	$ 72,300,000	$ 90,300,000	$ 97,100,000
Effect of tax exemption and preferential tax on basic net income per share (USD per share) | $ / shares	$ 0.32	$ 0.40	$ 0.43
Weibo Technology | Research and development
Composition of income tax expenses for China operations
Income tax expenses	$ (41,400,000)	$ (26,600,000)	$ (21,500,000)
Weibo Technology | High and New Technology Enterprises
Reconciliation of the statutory tax rate to the effective tax rate
Effect of preferential tax treatment	$ 55,100,000	$ 55,100,000